BORROWINGS - Notes of Telecom Argentina (Details) $ in Millions	1 Months Ended				12 Months Ended				13 Months Ended
	May 31, 2025 USD ($) installment	Oct. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) installment	Aug. 31, 2020 USD ($) installment	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($) installment	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Sep. 17, 2025 USD ($)	Jul. 31, 2025 USD ($) installment	Nov. 30, 2024 USD ($) installment	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) installment	Dec. 31, 2023 USD ($) installment	Nov. 30, 2023 ARS ($) installment	Nov. 30, 2023 USD ($) installment	Jul. 31, 2023 USD ($) installment	Jun. 30, 2023 USD ($) installment	Feb. 28, 2023 USD ($) installment	Aug. 31, 2022 USD ($) installment	Mar. 31, 2022 USD ($) installment	Dec. 31, 2021 ARS ($) installment	Jan. 31, 2021 ARS ($) installment	Jul. 31, 2019 USD ($) installment	Dec. 28, 2017 USD ($)
BORROWINGS
Borrowings					$ 5,436,615.0		$ 3,785,980.0	$ 6,096,182.0	$ 5,436,615.0
Net proceeds					3,959,692.0		1,573,995.0	1,111,970.0
Repayments					2,583,267.0		1,474,844.0	$ 654,722.0
Repurchase of Notes					(15,011.0)		(34,913.0)
Fixed interest rate
BORROWINGS
Borrowings					4,296,342.0		2,707,546.0		4,296,342.0
Variable interest rate
BORROWINGS
Borrowings					903,054.0		362,772.0		903,054.0
Term Notes | Telecom Argentina | Maximum
BORROWINGS
Amount of maximum borrowing capacity											$ 4,200,000,000																$ 3,000,000,000
Series 1 | Telecom Argentina
BORROWINGS
Borrowings										$ 162,700,000
Principal and payment of interest		$ 133,000,000
Series 1 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved																										$ 400,000,000
Number of installments | installment																										1
Borrowings					243,772.0		225,368.0		243,772.0
Series 1 | Fixed interest rate | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate																										8.00%
Series 3 | Telecom Argentina
BORROWINGS
Principal and payment of interest		5,000,000
Series 5 | Telecom Argentina
BORROWINGS
Repayments		20,000,000
Gain (Loss) on repurchase of debt notes		535,000,000
Series 5 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved				$ 389,000,000
Number of installments | installment				4
Borrowings							158,168.0
Series 5 | Denominated in USD | Installment payable on 02/2023 | Telecom Argentina
BORROWINGS
Percentage of installment payment				3.00%
Series 5 | Denominated in USD | Installment payable on 08/2023 | Telecom Argentina
BORROWINGS
Percentage of installment payment				30.00%
Series 5 | Denominated in USD | Installment payable on 08/2024 | Telecom Argentina
BORROWINGS
Percentage of installment payment				33.00%
Series 5 | Denominated in USD | Installment payable on 08/2025 | Telecom Argentina
BORROWINGS
Percentage of installment payment				34.00%
Series 5 | Fixed interest rate | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate				8.50%
Series 8 | Denominated in USD | Telecom Argentina
BORROWINGS
Borrowings					7,697.0		5,851.0		7,697.0
Series 8 | Denominated in ARS | Telecom Argentina
BORROWINGS
Amount involved																									$ 134.0
Number of installments | installment																									1
Borrowings							222,535.0
Gain (Loss) on repurchase of debt notes									70.0
Series 8 | Fixed interest rate | Denominated in ARS | Telecom Argentina
BORROWINGS
Interest rate																									4.00%
Series 10 | Denominated in USD | Telecom Argentina
BORROWINGS
Number of installments | installment																								1
Series 10 | Denominated in ARS | Telecom Argentina
BORROWINGS
Amount involved																								$ 127.0
Interest rate																								0.00%
Borrowings							216,579.0
Series 12 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved																						$ 75,000,000	$ 23,000,000
Number of installments | installment																						1	1
Borrowings					146,499.0		139,900.0		146,499.0
Series 12 | Fixed interest rate | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate																						1.00%	1.00%
Series 14 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved																					$ 62,400,000
Number of installments | installment																					1
Borrowings					90,870.0		84,803.0		90,870.0
Series 14 | Fixed interest rate | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate																					1.00%
Series 15 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved																				$ 87,400,000
Number of installments | installment																				1
Interest rate																				0.00%
Borrowings					129,966.0		127,784.0		129,966.0
Series 16 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved																			$ 180,400,000
Number of installments | installment																			1
Interest rate																			0.00%
Borrowings							256,523.0
Series 18 | Denominated in ARS | Telecom Argentina
BORROWINGS
Amount involved																	$ 75.0
Number of installments | installment																	1	1
Borrowings					142,973.0		151,477.0		142,973.0
Series 18 | Fixed interest rate | Denominated in ARS | Telecom Argentina
BORROWINGS
Interest rate																	1.00%	1.00%
Series 19 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved																$ 30,900,000		$ 34,600,000
Number of installments | installment																	1	1
Interest rate																	0.00%	0.00%
Borrowings					107,253.0		114,776.0		107,253.0
Series 20 | Telecom Argentina
BORROWINGS
Non-Cash proceeds from borrowings					9,128.0
Gain (Loss) on extinguishment of debt					0.5
Series 20 | Telecom Argentina | Current currency
BORROWINGS
Non-Cash proceeds from borrowings					14,545.0
Series 20 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved															$ 59,700,000
Number of installments | installment															1
Borrowings					119,621.0		113,673.0		119,621.0
Non-Cash proceeds from borrowings					9.8
Series 20 | Fixed interest rate | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate															5.00%
Series 20 (1) | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved															$ 21,600,000
Series 21 | Telecom Argentina
BORROWINGS
Funds amounting		704,000,000
Gain (Loss) on extinguishment of debt						$ 337,000,000
Series 21 | Denominated in USD | Telecom Argentina
BORROWINGS
Number of installments | installment			3
Series 21 | Denominated in USD | installment payable on 07/2030 | Telecom Argentina
BORROWINGS
Percentage of installment payment			33.00%
Series 21 | Denominated in USD | installment payable on 07/2031 | Telecom Argentina
BORROWINGS
Percentage of installment payment			34.00%
Series 21 | Fixed interest rate | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate			9.50%
Series 21 (1) | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved			$ 500,000,000
Series 21 (1) | Denominated in USD | installment payable on 07/2029 | Telecom Argentina
BORROWINGS
Percentage of installment payment			33.00%
Series 21 (2) | Telecom Argentina
BORROWINGS
Amount involved			$ 115,300,000
Series 21 (2) | Telecom Argentina | Current currency
BORROWINGS
Amount involved										157,923,000,000
Series 21 (2) | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved			$ 115,300,000
Borrowings					1,233,708.0		1,150,093.0		1,233,708.0
Series 21 (3) | Telecom Argentina
BORROWINGS
Amount involved										2,697,000,000				$ 1,900,000
Series 21 (3) | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved														1,900,000
Series 21 (4) | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved		200,000,000
Series 22 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved														$ 33,700,000
Number of installments														1
Borrowings					49,170.0		45,968.0		49,170.0
Series 22 | Fixed interest rate | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate														2.00%
Series 23 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved												$ 57,961,000,000	$ 75,000,000
Number of installments | installment								1					1			1
Borrowings					109,654.0		$ 102,099.0		109,654.0
Series 23 | Fixed interest rate | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate													7.00%
Series 24
BORROWINGS
Amount involved										200,000,000
Series 24 | Denominated in USD | Telecom Argentina
BORROWINGS
Number of installments | installment	2
Series 24 | Denominated in USD | installment payable on 05/2032 | Telecom Argentina
BORROWINGS
Percentage of installment payment	50.00%
Series 24 | Denominated in USD | installment payable on 05/2033 | Telecom Argentina
BORROWINGS
Percentage of installment payment	50.00%
Series 24 (1) | Telecom Argentina
BORROWINGS
Amount involved					800.0				800.0
Net proceeds					1,057,344.0	$ 785,000,000
Notes and debentures issued										789,000,000
Series 24 (1) | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved	$ 800,000,000
Series 24 (2) | Telecom Argentina
BORROWINGS
Notes and debentures issued					300,999.0				300,999.0	208,000,000
Debt issuance cost					299,531.0				299,531.0	$ 207,000,000
Series 24 (2) | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved												$ 200,000,000
Interest rate												9.25%
Borrowings					1,446,139.0				1,446,139.0
Series 25 | Denominated in USD | Telecom Argentina
BORROWINGS
Amount involved												$ 51,000,000
Number of installments | installment												1
Interest rate												7.50%
Borrowings					74,459.0				74,459.0
Series 26 | Denominated in USD | Telecom Argentina
BORROWINGS
Borrowings					$ 62,649.0				$ 62,649.0
Series 26 | TAMAR | Denominated in USD | Telecom Argentina
BORROWINGS
Interest rate basis													4.00%
Inter-American Investment Corporation (IIC)
BORROWINGS
Repayments		135,000,000
Loan from International Finance Corporation (IFC) and Inter American Investment Corporation (IIC)
BORROWINGS
Repayments		$ 342,000,000